Segmental and Revenue Analysis (Details Textual)	12 Months Ended
Dec. 31, 2017
Other Countries [Member]
Segmental and Revenue Analysis (Textual)
Description of other countries revenue	"Other countries" is comprised of all countries whose revenues, individually, were less than 10% of the Company's revenues.